Revenue, Other Income and Other Gain - Schedule of Amount of Revenue Recognized (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue from External Customer [Line Items]
Revenue recognized		$ 895	$ 81
Capital Market Solutions [Member]
Revenue from External Customer [Line Items]
Revenue recognized			81
Digital Solutions And Other Services [Member]
Revenue from External Customer [Line Items]
Revenue recognized		$ 895